CONVERTIBLE NOTES - Carrying value (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Fair value allocated to warrants (Note 21)	$ 45,527	¥ 321,656	$ 28,527	¥ 198,600	¥ 1,490,844
Beneficial conversion feature						$ 8,100,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal Amount						40,050,000
Fair value allocated to warrants (Note 21)						8,821,883
Beneficial conversion feature						8,112,556
Issuance Cost						3,200,000
Net carrying value						$ 19,915,561